Related party transactions - Summary of Significant Subsidiaries (Details) - Subsidiary	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Bell Canada
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
Bell Mobility Inc.
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
Bell Media Inc.
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%